Condensed separate financial information of HeadHunter Group PLC - Condensed statement of financial position (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	₽ 2,573,414	₽ 3,325,135
Total non-current assets	14,208,634	15,452,084
Current assets
Trade and other receivables	134,470	154,602
Prepaid expenses and other current assets	161,201	234,514
Cash and cash equivalents	9,348,691	6,523,228	₽ 3,367,610	₽ 2,089,215
Total current assets	9,692,246	7,330,188
Total assets	23,900,880	22,782,272
Equity
Share capital	8,655	8,655
Share premium	1,568,626	1,568,626
Share-based payments reserve	1,475,850	694,096
Treasury shares	(1,425,999)	(1,096,357)
Retained earnings	5,258,367	4,756,114
Total equity	6,863,685	5,963,344	3,508,742	3,388,193
Non-current liabilities
Loans and borrowings	3,010,642	7,338,876
Other non-current liabilities	70,243	135,741
Total non-current liabilities	3,693,420	8,386,951
Current liabilities
Trade and other payables	2,043,005	1,816,113
Other current liabilities	112,140	139,916
Total current liabilities	13,343,775	8,431,977
Total liabilities	17,037,195	16,818,928
Total equity and liabilities	23,900,880	22,782,272
Separate
Non-current assets
Intangible assets		684
Total non-current assets		684
Current assets
Trade and other receivables	189	108
Prepaid expenses and other current assets	437	77,537
Investments in subsidiaries	6,640,437	5,758,270
Cash and cash equivalents	111,950	1,125,894	₽ 13,512	₽ 20,137
Total current assets	6,753,013	6,961,809
Total assets	6,753,013	6,962,493
Equity
Share capital	8,655	8,655
Share premium	1,568,626	1,568,626
Share-based payments reserve	1,475,850	681,649
Treasury shares	(1,425,999)	(1,096,357)
Retained earnings	(515,882)	3,259,437
Total equity	1,111,250	4,422,010
Non-current liabilities
Loans and borrowings	5,270,735	2,274,465
Other non-current liabilities	70,243	135,741
Total non-current liabilities	5,340,978	2,410,206
Current liabilities
Trade and other payables	235,287	75,507
Other current liabilities	65,498	54,770
Total current liabilities	300,785	130,277
Total liabilities	5,641,763	2,540,483
Total equity and liabilities	₽ 6,753,013	₽ 6,962,493